Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Cash, FDIC Insured Amount	$ 250,000
Accounts Payable, Interest-bearing	$ 250,000	$ 250,000
Maximum Deferrable Under Annual Incentive Award Percent	50.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	$ 0	0
Federal Home Loan and Reserve Bank Stock
Summary Of Significant Accounting Policies [Line Items]
Cash, Uninsured Amount	$ 7,830,000	$ 6,566,000